Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations Disclosure
3. DISCONTINUED OPERATIONS
Discontinued Operation of Sogou
Upon the signing of the Tencent/Sohu Sogou Share Purchase Agreement on September 29, 2020, Sogou met the criteria for discontinued operations. Accordingly, the results of operations for Sogou’s business have been excluded from Sohu’s results from continuing operations in the Sogou Group’s consolidated statements of comprehensive income and are presented in separate line items as discontinued operations. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison. Additionally, as of December 31, 2019 and December 31, 2020, the related assets and liabilities associated with the discontinued operations with respect to Sogou were classified as assets held for sale and liabilities held for sale associated with discontinued operations in the consolidated balance sheets to provide comparable financial information.
The following tables set forth the assets, liabilities, results of operations and cash flows of discontinued operations with respect to Sogou, that were included in the Sohu Group’s consolidated financial statements (in thousands):

	As of December 31, 2019	As of December 31, 2020
ASSETS
Cash and cash equivalents	$142,464	$287,185
Restricted cash	5,370	23,018
Short-term investments	995,350	774,618
Account and financing receivables, net	134,635	73,656
Prepaid and other current assets	26,802	28,946
Long-term investments, ne t	63,345	74,004
Fixed assets, net	110,006	89,089
Goodwill	5,534	6,527
Intangible assets, net	1,514	1,446
Other assets	37,281	53,679

Total assets associated with discontinued operations	$1,522,301	$1,412,168

LIABILITIES
Accounts payable	$132,085	$122,695
Accrued liabilities	91,949	68,582
Receipts in advance	67,902	64,414
Accrued salary and benefits	24,167	25,350
Taxes payable	76,688	64,082
Other short-term liabilities	60,320	61,154
Long-term liabilities	5,686	10,721

Total liabilities associated with discontinued operations	$458,797	$416,998

	Year Ended December 31,
	2018	2019	2020
Revenues	$1,124,158	$1,172,252	$924,664
Cost of revenues	693,470	738,454	722,614
Gross profit	430,688	433,798	202,050
Operating expenses:
Research and development (1)	201,739	190,402	193,376
Sales and marketing (1)	146,194	138,291	102,523
General and administrative (1)	38,072	40,670	29,271
Total operating expenses	386,005	369,363	325,170
Operating profit/(loss)	44,683	64,435	(123,120)
Interest income	8,037	4,443	2,807
Foreign currency exchange gain/(loss)	5,725	1,849	(7,767)
Other income, net (1)	41,490	21,127	38,633
Income/(loss) before income tax expense	99,935	91,854	(89,447)
Income tax expense	1,153	2,748	2,346

Net income/(loss) from discontinued operations, net of tax	98,782	89,106	(91,793)

(1)
Expenses generated from marketing services among the Sohu and Sogou, and leasing expenses generated from a building that Sohu leases to Sogou are not eliminated because those expenses are considered to continue after the disposal of the discontinued operations.

	Year Ended December 31,
	2018	2019	2020
Net cash provided by/(used in) discontinued operating activities	$132,746	$219,516	$(68,187)
Net cash provided by/(used in) discontinued investing activities	(638,672)	(217,598)	235,374
Net cash provided by/(used in) discontinued financing activities	1	(33,415)	(8,209)
Discontinued Operation of Shanghai Jingmao
In May 2010, Changyou acquired 50% of the equity interests in Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”) and an affiliate of Shanghai Jingmao, which were primarily engaged in the cinema advertising business. In January 2011, Changyou acquired the remaining 50% of the equity interests in Shanghai Jingmao and its affiliate for total consideration of approximately $3.0 million. In the fourth quarter of 2011, a full impairment loss of $5.2 million on goodwill was recognized for the cinema advertising business.
During the second quarter of 2019, after assessing the collectability of the assets of the cinema advertising business, including receivables and prepayments, Changyou recognized a $17.0 million asset impairment charge for the cinema advertising business.
Changyou ceased operating the cinema advertising business and wound down the business in August 2019 as a result of a Chinese court in Shanghai having granted a petition by Shanghai Jingmao for bankruptcy relief on August 12, 2019. Accordingly, the results of operations for Changyou’s cinema advertising business have been excluded from Changyou’s results from continuing operations in the consolidated statements of comprehensive income and are presented in separate line items as discontinued operations. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison. Additionally, as of December 31, 2018, the related assets and liabilities associated with the discontinued operations were classified as assets/liabilities associated with discontinued operations in the consolidated balance sheets to provide comparable financial information. Changyou recognized nil disposal gain/loss for the years ended December 31, 2019 and 2020. However, Changyou may recognize disposal gain/loss in the future, depending on developments in the bankruptcy proceedings in the Chinese court.
The following tables set forth the results of operations and cash flows of discontinued operations with respect to Changyou’s cinema advertising business, that were included in the Group’s consolidated financial statements (in thousands):

	Year Ended December 31,
	2018	2019 (1)
Revenues	$70,202	$37,323
Cost of revenues	89,233	43,857
Gross loss	(19,031)	(6,534)
Operating expenses:
Sales and marketing	20,288	8,807
General and administrative	4,965	18,583
Total operating expenses	25,253	27,390
Operating loss	(44,284)	(33,924)
Interest income	6	7
Other income/(expense), net	(557)	61
Loss before income tax expense	(44,835)	(33,856)
Income tax expense	0	142

Net loss from discontinued operations, net of tax	(44,835)	(33,998)

	Year Ended December 31,
	2018	2019 (1)
Net cash provided by discontinued operating activities	$3,422	$9,341
Net cash used in discontinued investing activities	(718)	(10,808)
Net cash provided by/(used in) discontinued financing activities	0	0
Note (1): Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.